Hospice Revenue Recognition (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition [Line Items]
Percentage of revenue	97.00%
Medicare care costs reimbursement, benchmark percentage of the days in care	20.00%
Percentage of automatic budget reductions				2.00%
Routine Home Care [Member]
Revenue Recognition [Line Items]
Percentage of revenue	78.90%	77.60%	76.00%
One Program Projected Measurement Period Liability [Member]
Revenue Recognition [Line Items]
Net pretax expense/(income) from medicare cap liability	$ 228,000	$ (165,000)
Two Program Projected Measurement Period Liability [Member]
Revenue Recognition [Line Items]
Net pretax expense/(income) from medicare cap liability			$ 1,300,000
Three Program Projected Measurment Period Liability [Member]
Revenue Recognition [Line Items]
Unbilled revenue		$ 2,100,000	$ 2,100,000	$ 2,100,000